Annual Total Returns - (Allspring Taxable Fixed Income Funds) - Class A	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
(Allspring Core Plus Bond Fund)
Prospectus [Line Items]
Annual Return [Percent]	2.05%	6.46%	(13.98%)	(0.16%)	11.30%	9.11%	(0.52%)	5.33%	5.75%	(0.05%)
(Allspring Government Securities Fund)
Prospectus [Line Items]
Annual Return [Percent]	0.64%	4.00%	(13.23%)	(1.68%)	6.37%	6.04%	0.35%	2.15%	1.01%	0.30%
(Allspring High Yield Bond Fund)
Prospectus [Line Items]
Annual Return [Percent]	7.96%	11.46%	(11.29%)	2.65%	5.42%	15.21%	(5.43%)	6.88%	12.55%	(1.92%)
(Allspring Short Duration Government Bond Fund)
Prospectus [Line Items]
Annual Return [Percent]	4.39%	4.22%	(5.90%)	(1.68%)	3.36%	3.31%	0.60%	0.40%	0.85%	0.19%
(Allspring Short-Term Bond Plus Fund)
Prospectus [Line Items]
Annual Return [Percent]	4.96%	5.87%	(4.89%)	(0.11%)	5.84%	4.51%	1.13%	1.06%	1.92%	0.63%
(Allspring Short-Term High Income Fund)
Prospectus [Line Items]
Annual Return [Percent]	6.26%	7.38%	(1.99%)	3.46%	5.43%	6.63%	0.59%	2.20%	4.40%	2.13%
(Allspring Ultra Short-Term Income Fund)
Prospectus [Line Items]
Annual Return [Percent]	6.19%	6.33%	(0.75%)	0.18%	2.44%	3.33%	1.45%	1.15%	1.37%	0.17%